UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [  ]; Amendment Number:
                                                 -------------
     This Amendment (Check only one.)    [  ] is a restatement
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      WorldCom, Inc.
Address:   500 Clinton Center Drive
           Clinton, MS  39056

Form 13F File Number:  28-05965
                       ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Scott D. Sullivan
      --------------------------------------

Title: Chief Financial Officer
       -------------------------------------

Phone:  (601) 460-5600
        ------------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott D. Sullivan         Clinton, Mississippi         2/14/00
       ---------------------         --------------------         -------
            [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                        REPORTING MANAGER: WORLDCOM, INC.

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:              $  1,069,161 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE
                        REPORTING MANAGER: WORLDCOM, INC.


                                                                                                                      ITEM 8:
                                                                                                                VOTING AUTHORITY
                                                     ITEM 4:      ITEM 5:
                             ITEM 2:   ITEM 3:        FAIR        SHARES             ITEM 6:      ITEM 7:
          ITEM 1:           TITLE OF   CUSIP         MARKET         OR        SH/   INVESTMENT     OTHER        (A)      (B)    (C)
      NAME OF ISSUER          CLASS    NUMBER        VALUE       PRINCIPAL    PRN   DISCRETION    MANAGERS     SOLE     SHARED  NONE
                                                    (x$1000)      AMOUNT

Bracknell Corp.              Common   10382K102   $   47,936    8,559,965     SH     Sole          N/A      8,559,965
Accelerated Networks, Inc.   Common   00429P107   $    2,496      897,666     SH     Sole          N/A        897,666
Advanced Switching Corp.     Common   00757V106   $    6,165    1,263,220     SH     Sole          N/A      1,263,220
Avanex Corp.                 Common   05348W109   $   22,908      384,615     SH     Sole          N/A        384,615
Caliber Learning Network,    Common   129914107   $      623      662,513     SH     Sole          N/A        662,513
  Inc.
Echostar Communications      Common   278762109   $  177,422    7,798,760     SH     Sole          N/A      7,798,760
  Corp.
General Communications,      Common   369385109   $   66,691    9,527,300     SH     Sole          N/A      9,527,300
  Inc.
i3 Mobile, Inc.              Common   465713105   $    2,525      631,250     SH     Sole          N/A        631,250
Juniper Networks, Inc.       Common   48203R104   $  583,338    4,452,799     SH     Sole          N/A      4,452,799
LCC International, Inc.      Common   501810105   $   31,252    2,841,099     SH     Sole          N/A      2,841,099
NOVA Corp.                   Common   669784100   $   36,970    1,854,048     SH     Sole          N/A      1,854,048

Portugal Telecom S.A         Common   737273102   $   42,750    4,750,000     SH     Sole          N/A      4,750,000
Rhythms Net Connections      Common   762430205   $    5,015    4,477,692     SH     Sole          N/A      4,477,692
  Inc.
Speechworks International,   Common   84764M101   $   24,967      508,906     SH     Sole          N/A        508,906
  Inc.
Telemonde, Inc.              Common    87943610   $    1,813   15,766,792     SH     Sole          N/A     15,766,792
World Access, Inc.           Common   98141A101   $   16,290    6,759,509     SH     Sole          N/A      6,759,509
                                                  ----------
Total Fair Market Value                           $1,069,161

